Share-Based Compensation - Additional Information (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) shares $ / shares	Dec. 31, 2020 USD ($) shares $ / shares	Dec. 31, 2019 USD ($) shares $ / shares	Dec. 31, 2018 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options exercised in share-based payment arrangement		0	0
2009 SCL Equity Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares authorised	804,786,508
Weighted average share price at the date of exercise for share options exercised during period | $ / shares	$ 4.86	$ 4.41	$ 5.26
2009 SCL Equity Plan [Member] | Cash-settled restricted stock units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities from share-based payment transactions | $	$ 8.0	$ 7.0
2009 SCL Equity Plan [Member] | Share options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	0	0	19,410,000
Number of share options exercised in share-based payment arrangement	3,070,000	1,766,000	7,749,000
Number of options outstanding	48,180,000	54,418,000	64,874,000	57,382,000
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares	$ 5.01	$ 4.96	$ 4.99	$ 4.81
Exercisable at the end of the period (in shares)	37,620,000	32,903,000	22,214,000
Weighted average exercise price of share options exercisable in share-based payment arrangement | $ / shares	$ 4.94	$ 4.85	$ 5.10
Granted, weighted average exercise price (in usd per share) | $ / shares	$ 0	$ 0	$ 5.08
2019 SCL Equity Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares available for grant	808,619,139
Granted (in shares)	0
LVSC 2004 Equity Plan [Member] | Share options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	0	33,768	41,546
Number of share options exercised in share-based payment arrangement	0
Number of share options expired in share-based payment arrangement	0	0	0
Number of options outstanding	132,525	132,525	98,757
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares	$ 65.53	$ 65.53	$ 63.97
Exercisable at the end of the period (in shares)	96,165	63,233	30,314
Weighted average exercise price of share options exercisable in share-based payment arrangement | $ / shares	$ 65.68	$ 65.34	$ 66.82
Granted, weighted average exercise price (in usd per share) | $ / shares		$ 70.06	$ 57.05
Share-based expense allocated | $	$ 0.1	$ 0.3	$ 0.3
LVSC 2004 Equity Plan [Member] | Restricted stock units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based expense allocated | $	$ 0.4
Number of other equity instruments granted in share-based payment arrangement	56,946	0
Weighted average exercise price of other equity instruments granted in share-based payment arrangement | $ / shares	$ 41.27
Number of other equity instruments exercised or vested in share-based payment arrangement	0
Number of other equity instruments forfeited in share-based payment arrangement	0
Number of other equity instruments outstanding in share-based payment arrangement	56,946	0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement | $ / shares	$ 41.27
SCL Equity Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Gain/(loss) on remeasurement of cash settled restricted share units | $	$ (8.0)
SCL Equity Plan [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Gain/(loss) on remeasurement of cash settled restricted share units | $		$ (1.0)	$ 1.0
SCL Equity Plan [Member] | Restricted stock units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement	13,040,000	2,337,000	1,412,000
Weighted average exercise price of other equity instruments granted in share-based payment arrangement | $ / shares	$ 3.22	$ 4.11	$ 4.99
Number of other equity instruments exercised or vested in share-based payment arrangement	961,000	244,000	0
Number of other equity instruments forfeited in share-based payment arrangement	120,000	137,000	5,000
Number of other equity instruments outstanding in share-based payment arrangement	15,322,000	3,363,000	1,407,000	0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement | $ / shares	$ 3.40	$ 4.44	$ 4.99	$ 0